Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

18. Supplementary Cash Flow Information

The following additional information is provided with respect to the Consolidated Statements of Cash Flows:

	For the nine months endedSeptember 30,
	2015	2014
Supplementary cash flow information:
Cash paid for interest	$317.554	$353.381
Cash paid for income taxes (1)	$372.711	$521.791
Cash inflow for income taxes from stock option exercises(2)	$13.859	$6.495

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(159.535)	$(1.350.681)
Liabilities assumed	35.233	364.086
Noncontrolling interest subject to put provisions	8.358	3.558
Noncontrolling interest	956	97.209
Non-cash consideration	49.324	11.608
Cash paid	(65.664)	(874.220)
Less cash acquired	3.316	92.580
Net cash paid for acquisitions	(62.348)	(781.640)
Cash paid for investments	(78.372)	(258.146)
Cash paid for intangible assets	(24.974)	(8.925)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(165.694)	$(1.048.711)

(1) Net of tax refund.
(2) Thereof the excess tax benefit allocated to additional paid-in capital for the nine months ended September 30, 2015 and 2014 was $10,456 and $2,898, respectively.